Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	The balance of short-term borrowings consists of the following:
	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Bank of China Shenzhen Nantou Branch (a)	6,300,000	-
Industrial and Commercial Bank of China (b)	3,000,000	6,990,000	972,400
Shenzhen Futian Yinzuo Rural Bank(c)	1,559,968	-
Bank of China Shenzhen Dongbu Branch (d)	5,000,000	-
Bank of China Shenzhen Dongbu Branch (e)	3,000,000	-
Bank of Ningbo (f)	6,743,530	3,507,682	487,964
Total	25,603,498	10,497,682	1,460,364

(a)	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 5,000,000 with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 2,000,000 with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). As of December 31, 2023, RMB 700,000 was repaid, and total amount of RMB 6,300,000 was outstanding for these two loans. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.

(b)	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement in the total amount of RMB 3,000,000 (US$417,339) with one year term, due in March 2025. In June 2024, JYD DS entered into a series of loan agreements with ICBC in the total amount of RMB 3,000,000 (US$417,339). In July 2024, JYD BG entered into a loan agreements with ICBC in the total amount of RMB 1,000,000 (US$139,113). These loans are all due on May 31, 2025. All loans with ICBC bears an interest of 4.25%. During the year ended December 31, 2024, RMB10,000 (US$1,391) was repaid and total amount of RMB6,990,000 (US$972,400) was outstanding.

(c)	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.

(d)	On November 22, 2023, JYD HQ entered into a new one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB5,000,000 with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.

(e)	On October 30 2023, JYD SZGJHY entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB3,000,000 with an interest rate of 3.75%. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.

(f)	On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD 1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. As of December 31, 2023, the Group withdrew RMB6,743,530. During the year ended December 31, 2024, a total amount of RMB21,813,555 (US$3,034,549) was withdrawn and the loan was fully repaid when it is due in November 2024. On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD500,000 with an average interest rate of 6.36% in 2024. As of December 31, 2024, RMB4,718,240 (US$656,369) was withdrawn, and RMB3,507,682 (US$487,964) was outstanding.